Derivatives and Hedging (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Derivatives and Hedging [Line items]
Foreign currency profit	$ 183
Cost of revenue	5
Research and development	10,590	$ 10,145
Sales and marketing	5,607	4,388
General and administrative expenses	3,667	$ 3,571
Research and Development [Member]
Derivatives and Hedging [Line items]
Research and development	119
Sales and Marketing [Member]
Derivatives and Hedging [Line items]
Sales and marketing	37
General and Administrative Expenses [Member]
Derivatives and Hedging [Line items]
General and administrative expenses	$ 26